Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 351,186,000	$ 403,667,000	$ 519,890,000
Non-cash items:
Depreciation and amortization	86,630,000	93,582,000	97,551,000
Write-down / sale of vessels	(99,659,000)	(38,080,000)	(10,360,000)
Unrealized loss on derivative instruments (note 11)	0	0	3,709,000
Other	5,939,000	4,516,000	9,550,000
Change in operating assets and liabilities (note 20)	(3,792,000)	(42,658,000)	(23,263,000)
Expenditures For Dry Docking	(20,591,000)	(28,495,000)	(16,230,000)
Net operating cash flow	305,894,000	471,912,000	631,245,000
FINANCING ACTIVITIES
Proceeds from short-term debt	0	0	50,000,000
Prepayments of short-term debt	0	0	(50,000,000)
Proceeds from long-term debt (note 9)	0	0	1,000,000
Payments of Debt Issuance Costs	0	0	4,536,000
Prepayments of long-term debt (note 9)	0	0	(1,000,000)
Scheduled repayments of obligations related to finance leases	0	(5,213,000)	(34,113,000)
Prepayment of obligations related to finance leases	0	(136,955,000)	(364,201,000)
Proceeds from Issuance of Common Stock	1,719,000	2,895,000	0
Payments of Distributions to Affiliates	0	(5,000,000)	(5,374,000)
Payments of Dividends	(68,998,000)	(102,819,000)	(59,518,000)
Business combination, consideration transferred	0	(92,195,000)	0
Other	(1,256,000)	(4,111,000)	(2,386,000)
Net financing cash flow	(68,535,000)	(343,398,000)	(470,128,000)
INVESTING ACTIVITIES
Proceeds from sale of vessels (note 15)	343,093,000	88,778,000	23,561,000
Proceeds from equity method investment, net distributions	25,235,000	0	0
Payments to Acquire Assets, Investing Activities	2,995,000	4,841,000	10,198,000
Expenditures for vessels and equipment	(190,259,000)	(70,504,000)	0
Escrow Deposit Disbursements Related to Property Acquisition	(99,016,000)	0	0
Payments to Acquire Marketable Securities	(2,348,000)	(21,041,000)	0
Proceeds from Sale and Maturity of Marketable Securities	26,251,000	0	0
Net investing cash flow	78,341,000	(5,108,000)	17,263,000
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Period Increase (Decrease), Including Exchange Rate Effect, Discontinued Operation	315,700,000	123,406,000	178,380,000
Cash, cash equivalents and restricted cash, beginning of the year	515,561,000	392,155,000	213,775,000
Cash, cash equivalents and restricted cash, end of the year (note 20c)	831,261,000	515,561,000	392,155,000
Increase (Decrease) in Notes Receivable, Related Parties	380,000	2,500,000	3,900,000
Payments to Acquire Short-Term Investments	83,000,000	0	0
Proceeds from Sale of Short-Term Investments	61,000,000	0	0
Equity income and gain on distribution from equity-accounted investment	(9,617,000)	(2,767,000)	(3,432,000)
(Recovery) provision for uncertain tax position	$ (11,786,000)	$ (3,169,000)	$ 7,304,000